REVENUE - Contract Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract balances [Line Items]
Opening balance	$ 159	$ 194
Additions (net in the period)	49	19
Acquisition	144	0
Revenue recognized from contract liabilities	(44)	(54)
Disposition	(10)	0
Closing balance	298	159
Less current portion	(43)	(33)
Ending balance	255	126
Take-or-Pay
Contract balances [Line Items]
Opening balance	1	3
Additions (net in the period)	0	(2)
Acquisition	0
Revenue recognized from contract liabilities	0	0
Disposition	0	0
Closing balance	1	1
Less current portion	(1)	(1)
Ending balance	0	0
Other Contract Liabilities
Contract balances [Line Items]
Opening balance	158	191
Additions (net in the period)	49	21
Acquisition	144
Revenue recognized from contract liabilities	(44)	(54)
Disposition	(10)	0
Closing balance	297	158
Less current portion	(42)	(32)
Ending balance	$ 255	$ 126